Organization and principal activities (Details 2) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Net revenues	$ 24,527,876	$ 47,545,611	$ 94,754,722
Net income (loss)	3,438,370	(40,158,654)	(44,328,912)
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net revenues	12,251,518	18,469,195	44,907,449
Net income (loss)	$ (998,709)	$ (9,920,207)	$ (8,282,712)